Document and Entity Information (USD $)	12 Months Ended
	Dec. 30, 2012	Mar. 04, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	GateHouse Media, Inc.
Trading Symbol	GHSE
Entity Central Index Key	0001368900
Document Type	8-K
Document Period End Date	Dec. 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q4
Current Fiscal Year End Date	--12-30
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 3,484,622
Entity Common Stock Shares Outstanding		58,077,031